Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 508,331,425.14
Previously Paid Amount	0
Total Fee Amount	70,200.57
Total Offset Amount	0
Net Fee	$ 70,200.57